STOCK-BASED COMPENSATION EXPENSE - Schedule of Market Based RSUs (Details) - Market Based RSUs - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of Market Based RSUs
Non-vested RSUs at beginning of period (in shares)	13,317,712	0
Granted (in shares)	0	18,176,712
Released (in shares)	0	0
Cancelled (in shares)	0	4,859,000
Non-vested RSUs at end of period (in shares)	13,317,712	13,317,712
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period (in dollars per share)	$ 26.0	$ 0
Granted (in dollars per share)		26.7
Released (in dollars per share)		0
Cancelled (in dollars per share)		28.5
Non-vested at end of period (in dollars per share)		$ 26.0